Operating Segment Information - Geographic Non-current Assets Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 260,306,236	$ 207,863,887
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	158,066,796	130,812,383
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	55,322,448	29,080,766
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	33,424,815	37,213,538
Japan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	13,415,669	10,736,562
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 76,508	$ 20,638